Long-Term Debt	6 Months Ended
Jun. 30, 2024
Long-Term Debt.
Long-Term Debt

5. Long-Term Debt:

The amounts shown in the condensed consolidated balance sheets are analyzed as follows:

	June 30,	December 31,
Debt instruments	2024	2023
Long-term debt and other financial liabilities	344,975	420,642
Total	$344,975	$420,642
Less deferred financing fees	(2,462)	(1,058)
Total debt, net of deferred finance costs	$342,513	$419,584
Less current portion, net of deferred financing fees	$(43,612)	$(419,584)
Long-term debt and other financial liabilities, net of current portion and deferred financing fees	$298,901	$—

5. Long-Term Debt (continued):

$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility)

On September 18, 2019, Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited and Solana Holding Ltd., wholly owned by the Partnership, as co-borrowers, entered into a syndicated $675.0 million senior secured term loan, the $675 Million Credit Facility, with leading international banks. On September 25, 2019, the amount of $675.0 million was drawn under the $675 Million Credit Facility and the Partnership repaid in full the indebtedness outstanding under the $480 Million Senior Secured Term Loan Facility of $470.4 million. On October 30, 2019, the remaining amount of $204.6 million plus cash on hand was used to repay the $250 Million Senior Unsecured Notes due in 2019.

On April 6, 2022, the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) designated Amsterdam Trade Bank NV (“ATB”) as a Specially Designated National (“SDN”) pursuant to Executive Order 14024. ATB was among several lenders to the Partnerships’ $675 Million Credit Facility. On April 22, 2022, ATB was declared bankrupt by the District Court of Amsterdam whereby the court appointed certain bankruptcy trustees (“Bankruptcy Trustees”). On July 12, 2022 the Department of the Treasury (Washington, D.C. 20220) issued License No. RUSSIA-EO14024-2022-921484-1 to the Bankruptcy Trustees which authorized the Bankruptcy Trustees to engage in all transactions ordinarily incident and necessary to the wind down of transactions with ATB. (“Specific License”).

On October 11, 2022, and pursuant to the Specific License, the Partnership and all Lenders of the $675 Million Credit Facility (including the Bankruptcy Trustees on behalf of ATB) entered into a Supplemental Agreement to the $675 Million Credit Facility and a Deed of Retirement. Pursuant to their terms, among other things:

(i)	the Partnership made a voluntary prepayment of $18,730, which was effected on October 12, 2022 and applied in prepayment of the entire participation of ATB to the $675 Million Credit Facility, including all principal, interest, and costs owing by the Partnership as borrower to ATB;
(ii)	the principal amount of $2,195 due to ATB that was not paid, was waived and forgiven;
(iii)	ATB was retired as Arranger and as Lender under the $675 Million Credit Facility;
(iv)	an amount equal to the prepayment amount was released from the Cash Collateral Account in order to make the prepayment to ATB referred to above; and
(v)	the Agent agreed to apply to the relevant Sanctions Authority in the United States for the return to the Partnership of the amount which was paid by the Partnership to the Agent between March 2022 and September 2022 in relation to the principal and interest repayments for ATB and which are currently blocked by the Agent due to the application of Sanctions.

On the date of repayment, the Partnership recognized a gain on debt extinguishment of $2,072 in the Consolidated Statements of Comprehensive Income according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments.” The gain on debt extinguishment of $2,072 resulted from: a) the gain in relation to the principal amount of $2,195 which was waived and forgiven further to the Deed of Retirement, as mentioned above, and b) the write-off of the amount of $123 of unamortized debt discounts attributable to the debt of ATB.

The amount of $1,789 which was paid by the Partnership to the Agent between March 2022 and September 2022 in relation to the principal and interest repayments for ATB (“Blocked Funds”) and which is currently blocked by the Agent due to the application of Sanctions, is included in Other assets, non- current in the Consolidated Balance Sheets. The Partnership considers the Blocked Funds to be recoverable following the issuance of the license by OFAC for the release of the Blocked Funds by the Agent.

5. Long-Term Debt (continued):

On March 27, 2023, the Partnership obtained approval from all Lenders of the $675 Million Credit Facility for the following:

(i)

to make a voluntary prepayment of $31.3 million, which was effected on March 27, 2023, following the release of the funds standing to the credit of the Cash Collateral Account, which was presented as Non- current Restricted Cash in the Consolidated Balance Sheet as of December 31, 2022. This amount was applied in inverse order of maturity of the $675 Million Credit Facility by reducing the balloon payment; and

(ii)	the removal of the requirement for the maintenance of $31.3 million in the Cash Collateral Account.

On the date of prepayment of the $31.3 million, the Partnership recognized a loss on debt extinguishment of $154 in the Consolidated Statements of Comprehensive Income according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”. The loss on debt extinguishment of $154 resulted from: the write-off of the unamortized debt discounts attributable to the portion of the $675 Million Credit Facility that was extinguished.

On June 26, 2023, the Partnership and all Lenders of the $675 Million Credit Facility entered into a Supplemental Agreement to the $675 Million Credit Facility (“the Second supplemental agreement”). Pursuant to its’ terms, among other things:

(i)	the abovementioned prepayment was incorporated in the security documents; and
(ii)	the rate of interest was amended in order to reflect the transition to a risk-free rate.

On June 27, 2024, the Partnership utilized the proceeds from the Lease Financing, discussed below, together with $63,667 of its own funds, to fully repay its $675 Million Credit Facility.

Other Financial Liabilities - Sale and Leaseback Transactions

CDBL Sale and Leaseback

On June 19, 2024, the Partnership entered into sale and leaseback agreements with China Development Bank Financial Leasing Co. Ltd. (“CDBL”) for four of its vessels, the OB River, the Clean Energy, the Amur River, and the Arctic Aurora (“the Four Vessels”) for the amounts of $71,175, $53,625, $73,125 and $147,050, respectively (together the “Lease Financing”). The Partnership sold and chartered back on a bareboat basis from CDBL, the OB River, the Clean Energy and the Amur River for a period of five years, and the Arctic Aurora for a period of ten years, commencing June 27, 2024. The applicable interest rate is 3-month term SOFR plus a margin. Following the first anniversary of each bareboat charter, the Partnership will have the option at any time to repurchase the respective vessel at a predetermined price, as set forth in each respective agreement. At the end of the applicable bareboat period, the Partnership will have the obligation to repurchase such vessel at a predetermined price equal to the 20% of the financing amount with respect to the OB River, the Clean Energy and the Amur River and 15% of the financing amount with respect to the Arctic Aurora. Under ASC 842-40, the transaction was not accounted for as a sale, as control remains with the Partnership and therefore the Partnership did not derecognize the Four Vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as financial liabilities.

The Partnership is required to maintain at all times a value maintenance ratio of at least 120% of the charterhire principal. The charterhire principal amortizes in 20 consecutive quarterly installments paid in arrears for the OB River, the Clean Energy and the Amur River and 40 consecutive quarterly installments paid in arrears for the Arctic Aurora. The total charterhire principal as of June 30, 2024 was $344,975.

As of June 30, 2024, the Partnership was in compliance with all financial covenants and non-financial covenants prescribed in CDBL Sale and Leaseback agreements.

5. Long-Term Debt (continued):

The annual principal payments for the Partnership’s outstanding CDBL Sale and Leaseback as of June 30, 2024, required to be made after the balance sheet date were as follows:

Year ending June 30,	Amount
2025	$44,167
2026	44,167
2027	44,167
2028	44,167
Thereafter	168,307
Total long-term debt and other financial liabilities	$344,975

The weighted average interest rate on the Partnership’s long-term debt for the six-month periods ended June 30, 2024 and 2023 was 8.4% and 7.8%, respectively.

Total interest incurred on long-term debt and other financial liabilities for the six-month periods ended June 30, 2024 and 2023, amounted to $17,590 and $18,610 respectively, and is included in Interest and finance costs (Note 10) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.